Columbia Select Short Corporate Income Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Short Corporate Income Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 95.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 8.9%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	3,236,000	3,233,247
BAE Systems PLC(a)
03/26/2029	5.125%	5,667,000	5,837,758
Boeing Co. (The)
03/01/2029	3.200%	1,610,000	1,554,465
05/01/2029	6.298%	3,060,000	3,247,035
General Electric Co.
07/29/2030	4.300%	489,000	492,404
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,360,000	6,453,758
06/01/2029	5.050%	2,145,000	2,204,369
Lockheed Martin Corp.
08/15/2030	4.400%	1,480,000	1,494,522
Northrop Grumman Corp.
02/01/2027	3.200%	8,594,000	8,510,238
Raytheon Technologies Corp.
03/15/2027	3.500%	7,362,000	7,309,329
United Technologies Corp.
11/16/2028	4.125%	4,945,000	4,949,533
Total			45,286,658
Banking 22.5%
Bank of America Corp.(b)
01/24/2031	5.162%	8,565,000	8,842,292
10/24/2031	1.922%	5,679,000	5,065,044
Citigroup, Inc.(b)
09/11/2031	4.503%	13,441,000	13,457,982
Goldman Sachs Group, Inc. (The)(b)
10/21/2031	4.369%	13,201,000	13,153,907
HSBC Holdings PLC(b),(c)
11/06/2031	4.619%	9,098,000	9,108,600
JPMorgan Chase & Co.(b)
10/22/2030	4.603%	2,627,000	2,661,465
01/24/2031	5.140%	6,044,000	6,245,905
10/22/2031	4.255%	5,522,000	5,503,129
11/08/2032	2.545%	1,673,000	1,505,703
Morgan Stanley(b)
10/18/2030	4.654%	1,411,000	1,428,314
10/22/2031	4.356%	3,086,000	3,079,001
Morgan Stanley Private Bank NA(b)
07/18/2031	4.734%	14,858,000	15,087,372
PNC Financial Services Group, Inc. (The)(b)
05/13/2031	4.899%	2,068,000	2,109,153
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(b)
10/18/2030	4.650%	1,745,000	1,766,997
02/04/2031	5.153%	3,125,000	3,217,435
08/06/2031	4.696%	2,806,000	2,842,494
Royal Bank of Canada(b),(c)
11/03/2031	4.305%	4,914,000	4,887,928
US Bancorp(b)
02/12/2031	5.046%	1,931,000	1,979,068
05/15/2031	5.083%	4,460,000	4,581,000
Wells Fargo & Co.(b)
04/23/2031	5.150%	7,334,000	7,564,099
Total			114,086,888
Building Materials 0.6%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	162,000	165,009
07/31/2032	6.125%	2,808,000	2,881,870
Total			3,046,879
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	2,800,000	2,605,247
Chemicals 1.6%
LYB Finance Co. BV(a)
03/15/2027	8.100%	3,621,000	3,789,060
LYB International Finance III LLC
10/01/2030	2.250%	4,976,000	4,445,641
Total			8,234,701
Consumer Products 0.0%
Kenvue, Inc.
05/22/2032	4.850%	3,000	3,038
Diversified Manufacturing 0.5%
Siemens Funding BV(a)
05/28/2030	4.600%	2,681,000	2,724,115
Electric 10.5%
AEP Texas, Inc.
07/01/2030	2.100%	4,758,000	4,312,818
AES Corp. (The)
01/15/2026	1.375%	4,800,000	4,768,113
CMS Energy Corp.
11/15/2025	3.600%	7,100,000	7,096,990
Emera US Finance LP
06/15/2026	3.550%	8,192,000	8,141,232

Columbia Select Short Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Short Corporate Income Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,605,000	5,639,792
NRG Energy, Inc.(a)
12/02/2027	2.450%	4,717,000	4,521,358
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	4,755,000	4,827,018
Pacific Gas and Electric Co.
06/15/2028	3.000%	6,837,000	6,593,389
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	862,000	864,689
WEC Energy Group, Inc.
09/12/2026	5.600%	1,058,000	1,070,250
Xcel Energy, Inc.
12/01/2029	2.600%	6,016,000	5,630,600
Total			53,466,249
Food and Beverage 10.8%
Bacardi-Martini BV(a)
02/01/2030	5.550%	12,905,000	13,333,369
Diageo Capital PLC
10/05/2026	5.375%	3,778,000	3,821,665
Diageo Investment Corp.
08/15/2030	5.125%	2,650,000	2,746,110
General Mills, Inc.
01/30/2027	4.700%	4,664,000	4,699,786
Heineken NV(a)
01/29/2028	3.500%	8,177,000	8,091,155
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	8,210,000	8,287,243
Kraft Heinz Foods Co.
04/01/2030	3.750%	6,665,000	6,481,068
Mars, Inc.(a)
03/01/2030	4.800%	7,282,000	7,440,289
Total			54,900,685
Health Care 1.4%
CVS Health Corp.
04/01/2030	3.750%	2,045,000	1,988,237
HCA, Inc.
09/01/2030	3.500%	5,151,000	4,944,511
Total			6,932,748
Healthcare Insurance 2.6%
Centene Corp.
02/15/2030	3.375%	4,282,000	3,942,048
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
12/15/2028	3.875%	2,605,000	2,592,787
05/15/2030	2.000%	4,962,000	4,511,814
01/15/2031	4.650%	1,926,000	1,955,050
Total			13,001,699
Healthcare REIT 0.5%
Welltower OP LLC
07/01/2030	4.500%	2,520,000	2,545,807
Independent Energy 4.6%
APA Corp.
01/15/2030	4.250%	3,386,000	3,304,270
Canadian Natural Resources Ltd.(a)
12/15/2029	5.000%	1,875,000	1,913,647
Occidental Petroleum Corp.
09/01/2030	6.625%	9,487,000	10,178,338
Woodside Finance Ltd.
05/19/2030	5.400%	7,703,000	7,909,364
Total			23,305,619
Integrated Energy 1.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	5,300,000	5,402,883
Life Insurance 8.5%
Corebridge Global Funding(a)
08/21/2028	4.250%	2,473,000	2,477,545
06/06/2030	4.850%	3,304,000	3,355,095
10/02/2030	4.450%	2,297,000	2,286,576
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	81,000	83,756
Met Tower Global Funding(a)
10/01/2027	4.000%	1,020,000	1,019,807
04/12/2029	5.250%	4,336,000	4,490,957
09/16/2030	4.200%	1,858,000	1,850,821
New York Life Global Funding(a)
12/05/2029	4.600%	2,434,000	2,468,463
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	5,852,000	6,078,883
Pacific Life Global Funding II(a)
01/11/2032	2.450%	2,235,000	1,985,401
Principal Life Global Funding II(a)
01/09/2028	4.800%	2,135,000	2,160,471
11/27/2029	4.950%	14,766,000	15,091,458
Total			43,349,233
Columbia Select Short Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Short Corporate Income Fund, October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.8%
Meta Platforms, Inc.(c)
11/15/2032	4.600%	2,899,000	2,912,313
11/15/2035	4.875%	1,382,000	1,385,955
Total			4,298,268
Midstream 3.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	6,112,000	6,100,137
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,835,000	6,848,409
Western Midstream Operating LP
01/15/2029	6.350%	3,751,000	3,945,620
Total			16,894,166
Natural Gas 1.1%
NiSource, Inc.
07/01/2029	5.200%	5,157,000	5,323,884
Pharmaceuticals 4.1%
Gilead Sciences, Inc.
03/01/2026	3.650%	10,736,000	10,718,832
Merck & Co, Inc.
09/15/2030	4.150%	7,725,000	7,740,221
Roche Holdings, Inc.(a)
11/13/2030	5.489%	2,049,000	2,172,634
Total			20,631,687
Railroads 1.4%
Canadian Pacific Railway Co.
12/02/2031	2.450%	8,062,000	7,185,062
Retailers 0.6%
Lowe’s Cos, Inc.
10/15/2028	4.000%	3,106,000	3,099,554
Technology 4.9%
Broadcom, Inc.
02/15/2030	4.350%	3,089,000	3,105,093
10/15/2030	4.200%	2,396,000	2,390,429
Cisco Systems, Inc.
02/24/2028	4.550%	5,290,000	5,366,266
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	6,456,000	6,694,396
Intel Corp.
11/15/2029	2.450%	1,600,000	1,488,246
Oracle Corp.
09/26/2032	4.800%	5,881,000	5,819,715
Total			24,864,145
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	1,860,000	1,883,131
Wireless 4.3%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	6,655,500	6,696,388
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,793,376
04/15/2027	3.750%	3,468,000	3,447,937
04/15/2030	3.875%	3,093,000	3,028,931
Total			21,966,632
Total Corporate Bonds & Notes (Cost $479,400,730)			485,038,978

U.S. Treasury Obligations 0.2%

U.S. Treasury
12/31/2031	4.500%	883,000	915,492
Total U.S. Treasury Obligations (Cost $886,046)			915,492

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(d),(e)	30,833,451	30,824,201
Total Money Market Funds (Cost $30,822,266)		30,824,201
Total Investments in Securities (Cost: $511,109,042)		516,778,671
Other Assets & Liabilities, Net		(8,742,048)
Net Assets		508,036,623
At October 31, 2025, securities and/or cash totaling $1,781,369 were pledged as collateral.

Columbia Select Short Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Short Corporate Income Fund, October 31, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	939	12/2025	USD	195,539,415	—	(259,138)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(172)	12/2025	USD	(19,379,563)	—	(52,870)
U.S. Treasury 5-Year Note	(962)	12/2025	USD	(105,060,922)	68,255	—
U.S. Treasury Ultra 10-Year Note	(14)	12/2025	USD	(1,616,781)	632	—
Total					68,887	(52,870)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $121,691,485, which represents 23.95% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	32,049,000	85,110,887	(86,338,000)	2,314	30,824,201	(2,244)	373,561	30,833,451
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Short Corporate Income Fund  | 2025

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1QT183_07_R01_(12/25)